Financial Instruments - Summary of Interest Rate Risk (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Fair value interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 571,237	$ 17,485,561	$ 17,552,955
Cash flow interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,076,209	32,942,747	39,880,736
Financial liabilities	$ 5,643,169	$ 172,737,393	$ 42,270,321